PREPAID EXPENSES AND OTHER - 10K (Tables)	12 Months Ended
Dec. 31, 2015
Prepaid Expenses and Other [Abstract]
Prepaid Expenses and Other

	December 31,
	2015	2014
Prepaid expenses	$18.2	$17.3
Other	35.1	27.3
	$53.3	$44.6